OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING INCOME
Deposits	$ 2,814,505	$ 4,084,192	$ 4,164,798
Debt securities in issue	1,053,441	1,053,989	1,164,808
Borrowing costs	293,949	527,825	627,058
Lease liabilities	111,556	118,600	121,946
Preferred shares	57,701	57,701	57,908
Borrowings from other financial institutions	3,870	5,838	21,663
Other interest	16,534	14,863	21,613
Interest expenses	4,351,556	5,863,008	6,179,794
Net interest income	11,304,222	$ 10,578,422	10,608,726
Decrease in financial liabilities	$ 2,700
Discontinued operations
OPERATING INCOME
Borrowing costs			$ 1,224